Consolidated Statement of Changes in Shareholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Apr. 30, 2022	$ 5	$ 113,053,890	$ 54,962	$ (80,596,925)	$ 32,511,932
Balance, shares at Apr. 30, 2022	5,243
Stock issued for:
Conversion of notes payable	$ 5	14,046,295			14,046,300
Conversion of notes payable, shares	5,487
Acquisition/Contingent Consideration	$ 4	915,541			915,545
Acquisition /Contingent consideration, shares	3,537
Services		37,086			37,086
Services, shares	39
Cash	$ 3	4,194,997			$ 4,195,000
Cash, shares	2,584				11,686
Cashless exercise of warrants
Cashless exercise of warrants, shares	37
Fractional share issuance
Fractional share issuance, shares	2
Share-based compensation		746,511			746,511
Change in comprehensive income (loss)			87,550		87,550
Net loss for the period				(71,153,685)	(71,153,685)
Balance at Apr. 30, 2023	$ 17	132,994,320	142,512	(151,750,610)	(18,613,761)
Balance, shares at Apr. 30, 2023	16,929
Stock issued for:
Acquisition/Contingent Consideration
Acquisition /Contingent consideration, shares	1,350
Services
Services, shares	188
Cash					$ 10
Cash, shares					9,486
Cashless exercise of warrants	$ 1	(1)
Cashless exercise of warrants, shares	27,000
Fractional share issuance, shares					189,718
Change in comprehensive income (loss)			(27,020)		$ (27,020)
Net loss for the period				(846,765)	(846,765)
Accounts payable	$ 3	559,977			559,980
Accounts payable, shares	67,500
Satisfaction of profit guarantee on note payable	$ 5	558,289			558,294
Satisfaction of profit guarantee on note payable, shares	93,680
Balance at Jul. 31, 2023	$ 26	134,112,585	115,492	(152,597,375)	(18,369,272)
Balance, shares at Jul. 31, 2023	26,415
Balance at Apr. 30, 2023	$ 17	132,994,320	142,512	(151,750,610)	(18,613,761)
Balance, shares at Apr. 30, 2023	16,929
Stock issued for:
Acquisition/Contingent Consideration		418,454			418,454
Acquisition /Contingent consideration, shares	168
Services	$ 38	295,920			$ 295,958
Services, shares	38,499
Cash, shares					1,811,612
Cashless exercise of warrants, shares	232,489
Change in comprehensive income (loss)					$ 41,029
Net loss for the period				(15,636,418)	(15,636,418)
Cash (including warrants)	$ 598	17,961,230			17,961,828
Cash (including warrants), shares	598,140
Accounts payable	$ 224	559,755			559,979
Accounts payable, shares	223,639
Cashless exercise of warrants	$ 232	(232)
Satisfaction of profit guarantee on note payable	$ 717	5,125,569			5,126,286
Satisfaction of profit guarantee on note payable, shares	716,893
Fractional adjustment in reverse split	$ 2	(2)
Fractional adjustment in reverse split, shares	1,784
Reclassification of derivative liability upon amendment of agreement		17,258,959			17,258,959
Conversion of deferred compensation to warrants (equity)		2,187,500			2,187,500
Change in comprehensive income			41,029		41,029
Balance at Apr. 30, 2024	$ 1,828	176,801,473	183,541	(167,387,028)	9,599,814
Balance, shares at Apr. 30, 2024	1,828,541
Balance at Apr. 30, 2024	$ 1,828	176,801,473	183,541	(167,387,028)	9,599,814
Balance, shares at Apr. 30, 2024	1,828,541
Stock issued for:
Acquisition/Contingent Consideration
Acquisition /Contingent consideration, shares	10
Services	$ 214	2,501,602			$ 2,501,816
Services, shares	214,128				214,128
Cash					$ 10
Cash, shares					830,608
Change in comprehensive income (loss)					$ (60,733)
Net loss for the period				(4,220,745)	(4,220,745)
Fractional adjustment in reverse split	111	(111)
Fractional adjustment in reverse split, shares	110,790
Change in comprehensive income			(60,733)		(60,733)
Exercise of warrants	$ 506	1,617,670			1,618,176
Exercise of warrants, shares	505,680
Balance at Jul. 31, 2024	$ 2,659	$ 180,920,634	$ 122,808	$ (171,607,773)	$ 9,438,328
Balance, shares at Jul. 31, 2024	2,659,149